UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880
                                                     ---------

                  OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--144.1%
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN--104.9%
$         500,000       Allendale Public School District 1                   5.125   %        05/01/2024    $     502,315
--------------------------------------------------------------------------------------------------------------------------
           15,000       Anchor Bay School District 1                         5.000            05/01/2030           15,699
--------------------------------------------------------------------------------------------------------------------------
           15,000       Belleville GO 1                                      5.400            11/01/2012           15,425
--------------------------------------------------------------------------------------------------------------------------
           20,000       Benton Harbor Charter COP                            8.000            05/01/2032           19,815
--------------------------------------------------------------------------------------------------------------------------
            5,000       Birch Run Township 1                                 7.100            05/01/2009            5,055
--------------------------------------------------------------------------------------------------------------------------
           85,000       Brandon School District 1                            5.000            05/01/2026           86,115
--------------------------------------------------------------------------------------------------------------------------
           15,000       Calhoun County (Water Supply System) 1               5.750            05/01/2019           15,394
--------------------------------------------------------------------------------------------------------------------------
           15,000       Center Academy COP 1                                 7.500            10/01/2029           15,000
--------------------------------------------------------------------------------------------------------------------------
          100,000       Chelsea Economic Devel. Corp. (United
                        Methodist Retirement Communities) 1                  5.400            11/15/2027          101,167
--------------------------------------------------------------------------------------------------------------------------
           10,000       Chippewa Valley Schools (School Building & Site) 1   5.000            05/01/2026           10,539
--------------------------------------------------------------------------------------------------------------------------
           20,000       Clare County Sewer Disposal System 1                 5.750            11/01/2019           20,697
--------------------------------------------------------------------------------------------------------------------------
           40,000       Clawson City School District 1                       5.000            05/01/2024           40,572
--------------------------------------------------------------------------------------------------------------------------
           50,000       Coldwater Community Schools 1                        5.125            05/01/2023           50,208
--------------------------------------------------------------------------------------------------------------------------
           35,000       Concord Academy Boyne COP                            7.000            10/01/2019           34,491
--------------------------------------------------------------------------------------------------------------------------
           15,000       Concord Academy Petoskey COP 1                       8.375            12/01/2030           15,708
--------------------------------------------------------------------------------------------------------------------------
           45,000       Dearborn EDC (Oakwood Obligated Group) 1             5.250            08/15/2014           45,050
--------------------------------------------------------------------------------------------------------------------------
           55,000       Dearborn EDC (OHC/UC Obligated Group) 1              5.875            11/15/2025           55,639
--------------------------------------------------------------------------------------------------------------------------
          150,000       Detroit City School District 1                       5.000            05/01/2028          156,398
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Detroit GO 2                                         5.000            04/01/2025        1,062,735
--------------------------------------------------------------------------------------------------------------------------
           15,000       Detroit GO 1                                         5.500            04/01/2014           15,214
--------------------------------------------------------------------------------------------------------------------------
           95,000       Detroit Local Devel. Finance Authority 1             5.500            05/01/2021           94,694
--------------------------------------------------------------------------------------------------------------------------
           50,000       Detroit Local Devel. Finance Authority 1             5.500            05/01/2021           51,539
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Detroit Sewer Disposal System Float Rate Notes 2     4.191            07/01/2032        2,002,000
--------------------------------------------------------------------------------------------------------------------------
          325,000       Detroit Water Supply System, Series A                5.000            07/01/2027          329,797
--------------------------------------------------------------------------------------------------------------------------
          120,000       Detroit, Wayne County Stadium Authority              5.250            02/01/2027          122,534
--------------------------------------------------------------------------------------------------------------------------
           50,000       Devon Trace Hsg. Corp. 1                             7.375            08/01/2023           50,680
--------------------------------------------------------------------------------------------------------------------------
          175,000       Farmington Hills EDC (Botsford General Hospital) 1   5.750            02/15/2025          175,417
--------------------------------------------------------------------------------------------------------------------------
          100,000       Flint Hospital Building Authority
                        (Hurley Medical Center) 1                            5.375            07/01/2018          100,363
--------------------------------------------------------------------------------------------------------------------------
           60,000       Flint Hospital Building Authority
                        (Hurley Medical Center) 1                            5.375            07/01/2028           60,146
--------------------------------------------------------------------------------------------------------------------------
          180,000       Flint Hospital Building Authority
                        (Hurley Medical Center) 1                            5.375            07/01/2028          183,726
--------------------------------------------------------------------------------------------------------------------------
           25,000       Garden City Hospital Finance Authority (Garden
                        City Hospital Osteopathic Group) 1                   5.750            09/01/2017           25,080
--------------------------------------------------------------------------------------------------------------------------
          110,000       George Washington Carver Public
                        School Academy COP 1                                 8.000            09/01/2017          114,264
--------------------------------------------------------------------------------------------------------------------------
          450,000       George Washington Carver Public
                        School Academy COP 1                                 8.125            09/01/2030          466,295
--------------------------------------------------------------------------------------------------------------------------
           15,000       Grand Rapids & Kent County Joint Building
                        Authority 1                                          5.000            01/01/2012           15,014
--------------------------------------------------------------------------------------------------------------------------
          425,000       Grand Rapids Downtown Devel. Authority 1             6.600            06/01/2008          431,005
--------------------------------------------------------------------------------------------------------------------------
          765,000       Grand Rapids Downtown Devel. Authority 1             6.875            06/01/2024          794,850
--------------------------------------------------------------------------------------------------------------------------
          115,000       Gratiot County EDC (Michigan Masonic Home) 1         5.000            11/15/2020          115,098
--------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$         255,000       Highland Park Building Authority                     7.750   %        05/01/2018    $     290,170
--------------------------------------------------------------------------------------------------------------------------
           40,000       Holt Public Schools 1                                5.125            05/01/2021           40,180
--------------------------------------------------------------------------------------------------------------------------
           40,000       Holt Public Schools 1                                5.250            05/01/2016           40,201
--------------------------------------------------------------------------------------------------------------------------
            5,000       Howell Public Schools (School Building & Site) 1     5.000            05/01/2029            5,281
--------------------------------------------------------------------------------------------------------------------------
            5,000       Jackson County Hospital Finance Authority
                        (W.A. Foote Memorial Hospital)                       5.250            06/01/2017            5,126
--------------------------------------------------------------------------------------------------------------------------
           30,000       John Tolfree Health System Corp. 1                   5.850            09/15/2013           30,997
--------------------------------------------------------------------------------------------------------------------------
          190,000       John Tolfree Health System Corp. 1                   6.000            09/15/2023          195,730
--------------------------------------------------------------------------------------------------------------------------
           50,000       Kent County Airport Facility (Kent County
                        International Airport) 1                             5.000            01/01/2028           50,800
--------------------------------------------------------------------------------------------------------------------------
           30,000       Lincoln Park School District 1                       5.000            05/01/2020           30,121
--------------------------------------------------------------------------------------------------------------------------
           25,000       Lincoln Park School District                         5.000            05/01/2026           25,328
--------------------------------------------------------------------------------------------------------------------------
          200,000       Mackinac Island Sanitary Sewer Disposal &
                        Water Supply System                                  5.000            03/01/2028          204,506
--------------------------------------------------------------------------------------------------------------------------
           10,000       Macomb County Hospital Finance Authority
                        (Mt. Clemens General Hospital) 1                     5.875            11/15/2034           10,635
--------------------------------------------------------------------------------------------------------------------------
           35,000       Melvindale Water Supply & Sewer 1                    5.700            06/01/2016           35,514
--------------------------------------------------------------------------------------------------------------------------
           15,000       MI HFA (Chelsea Community Hospital) 1                5.375            05/15/2019           15,291
--------------------------------------------------------------------------------------------------------------------------
          120,000       MI HFA (McClaren Health Care Corp.) 1                5.000            06/01/2028          122,214
--------------------------------------------------------------------------------------------------------------------------
          200,000       MI Higher Education Student Loan Authority 1         5.000            03/01/2031          208,398
--------------------------------------------------------------------------------------------------------------------------
           55,000       MI Higher Education Student Loan Authority 1         5.400            06/01/2018           56,446
--------------------------------------------------------------------------------------------------------------------------
           20,000       MI Higher Education Student Loan Authority 1         5.750            06/01/2013           20,352
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority
                        (Central Michigan Community Hospital) 1              6.250            10/01/2027           10,210
--------------------------------------------------------------------------------------------------------------------------
           60,000       MI Hospital Finance Authority
                        (Crittenton Hospital Medical Center) 1               5.625            03/01/2027           64,172
--------------------------------------------------------------------------------------------------------------------------
          350,000       MI Hospital Finance Authority
                        (Detroit Medical Center Obligated Group) 1           5.250            08/15/2023          357,854
--------------------------------------------------------------------------------------------------------------------------
          420,000       MI Hospital Finance Authority
                        (Detroit Medical Group) 1                            5.250            08/15/2027          431,424
--------------------------------------------------------------------------------------------------------------------------
          150,000       MI Hospital Finance Authority
                        (Henry Ford Health System) 1                         5.250            11/15/2046          158,798
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority
                        (Holland Community Hospital)                         5.600            01/01/2021           10,213
--------------------------------------------------------------------------------------------------------------------------
            5,000       MI Hospital Finance Authority
                        (Mercy Health Services) 1                            5.250            08/15/2027            5,095
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority
                        (OHC/OUH Obligated Group) 1                          5.000            08/15/2031           10,209
--------------------------------------------------------------------------------------------------------------------------
           55,000       MI Hospital Finance Authority
                        (OHC/OUH Obligated Group) 1                          5.125            08/15/2025           56,426
--------------------------------------------------------------------------------------------------------------------------
           40,000       MI Hospital Finance Authority
                        (Pontiac Osteopathic Hospital) 1                     6.000            02/01/2024           40,020
--------------------------------------------------------------------------------------------------------------------------
           20,000       MI Hospital Finance Authority (Port Huron
                        Hospital/Marwood Manor Nursing Home) 1               5.500            07/01/2015           20,154
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hospital Finance Authority
                        (Sinai-Grace Hospital) 1                             6.625            01/01/2016           10,111
--------------------------------------------------------------------------------------------------------------------------
          125,000       MI Hospital Finance Authority
                        (Sinai-Grace Hospital) 1                             6.700            01/01/2026          126,383
--------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$           5,000       MI Hospital Finance Authority
                        (St. John Medical Center) 1                          5.250   %        05/15/2026    $       5,099
--------------------------------------------------------------------------------------------------------------------------
           45,000       MI Hsg. Devel. Authority (BGC-II Nonprofit
                        Hsg. Corp.) 1                                        5.500            01/15/2018           45,042
--------------------------------------------------------------------------------------------------------------------------
           15,000       MI Hsg. Devel. Authority (Breton Village Green) 1    5.625            10/15/2018           15,017
--------------------------------------------------------------------------------------------------------------------------
           50,000       MI Hsg. Devel. Authority (Charter Square) 1          5.500            01/15/2021           50,042
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Hsg. Devel. Authority (Rental Hsg.) 1             6.100            10/01/2033           10,252
--------------------------------------------------------------------------------------------------------------------------
          140,000       MI Hsg. Devel. Authority (Section 8 Assisted
                        Mtg.) 1                                              7.911 3          04/01/2014           76,993
--------------------------------------------------------------------------------------------------------------------------
          250,000       MI Hsg. Devel. Authority, Series D 1                 5.200            10/01/2042          259,230
--------------------------------------------------------------------------------------------------------------------------
           50,000       MI Job Devel. Authority Pollution Control
                        (General Motors Corp.) 1                             5.550            04/01/2009           50,125
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Municipal Bond Authority                          4.750            12/01/2009           10,008
--------------------------------------------------------------------------------------------------------------------------
            5,000       MI Municipal Bond Authority 1                        5.000            11/01/2009            5,005
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Municipal Bond Authority                          5.375            11/01/2017           10,113
--------------------------------------------------------------------------------------------------------------------------
          150,000       MI Municipal Bond Authority 1                        5.500            11/01/2027          150,696
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Municipal Bond Authority 1                        5.650            05/01/2011           10,067
--------------------------------------------------------------------------------------------------------------------------
           80,000       MI Municipal Bond Authority 1                        6.000            12/01/2013           80,146
--------------------------------------------------------------------------------------------------------------------------
           10,000       MI Municipal Bond Authority 1                        6.100            05/01/2011           10,018
--------------------------------------------------------------------------------------------------------------------------
          105,000       MI Municipal Bond Authority 1                        6.125            12/01/2018          105,205
--------------------------------------------------------------------------------------------------------------------------
           25,000       MI Municipal Bond Authority 1                        7.250            11/01/2010           25,072
--------------------------------------------------------------------------------------------------------------------------
          400,000       MI Public Educational Facilities Authority
                        (Black River School) 1                               5.800            09/01/2030          410,836
--------------------------------------------------------------------------------------------------------------------------
          200,000       MI Public Educational Facilities Authority
                        (Old Redford Academy) 1                              6.000            12/01/2035          210,058
--------------------------------------------------------------------------------------------------------------------------
          565,000       MI Strategic Fund (Clark Retirement
                        Community/Clark Retirement Community
                        Foundation Obligated Group) 1                        5.300            06/01/2024          587,623
--------------------------------------------------------------------------------------------------------------------------
          180,000       MI Strategic Fund Limited Obligation
                        (Detroit Edison Company) 1                           5.450            09/01/2029          188,735
--------------------------------------------------------------------------------------------------------------------------
           20,000       MI Strategic Fund Limited Obligation
                        (Detroit Edison Company) 1                           5.550            09/01/2029           21,082
--------------------------------------------------------------------------------------------------------------------------
          200,000       MI Strategic Fund Limited Obligation
                        (Detroit Edison Company) 1                           5.650            09/01/2029          211,644
--------------------------------------------------------------------------------------------------------------------------
           25,000       MI Strategic Fund Limited Obligation
                        (Dow Chemical Company) 1                             5.500            12/01/2028           26,863
--------------------------------------------------------------------------------------------------------------------------
           30,000       MI Strategic Fund Limited Obligation
                        (Ford Motor Company), Series A 1                     6.550            10/01/2022           30,077
--------------------------------------------------------------------------------------------------------------------------
          740,000       MI Strategic Fund Pollution Control
                        (General Motors Corp.) 1                             7.000 4          04/01/2008          740,000
--------------------------------------------------------------------------------------------------------------------------
          225,000       MI Strategic Fund Solid Waste (S.D. Warren
                        & Company) 1                                         7.375            01/15/2022          230,243
--------------------------------------------------------------------------------------------------------------------------
           35,000       MI Trunk Line Dept. of Treasury                      5.000            11/01/2026           35,951
--------------------------------------------------------------------------------------------------------------------------
           20,000       Monroe County Water Supply 1                         5.000            05/01/2025           20,644
--------------------------------------------------------------------------------------------------------------------------
           20,000       Muskegon County Building Authority                   5.500            07/01/2007           20,026
--------------------------------------------------------------------------------------------------------------------------
           25,000       Northern MI University 1                             5.000            12/01/2025           25,552
--------------------------------------------------------------------------------------------------------------------------
           15,000       Northern MI University 1                             5.125            12/01/2020           15,380
--------------------------------------------------------------------------------------------------------------------------
           10,000       Northview Public Schools District 1                  5.000            05/01/2018           10,157
--------------------------------------------------------------------------------------------------------------------------
           75,000       Oakland County (John E. Olsen Drain District) 1      5.900            05/01/2014           75,408
--------------------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON            MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
 $         10,000       Oxford Area Community School District 1              5.000   %        05/01/2031    $      10,596
--------------------------------------------------------------------------------------------------------------------------
           25,000       Oxford Water 1                                       5.900            07/01/2017           25,452
--------------------------------------------------------------------------------------------------------------------------
           50,000       Plymouth Educational Center Charter School
                        (Public School Academy) 1                            5.375            11/01/2030           51,630
--------------------------------------------------------------------------------------------------------------------------
          175,000       Plymouth Educational Center Charter School
                        (Public School Academy) 1                            5.625            11/01/2035          183,362
--------------------------------------------------------------------------------------------------------------------------
          100,000       Pontiac Sewer Disposal 1                             5.750            01/01/2020          105,386
--------------------------------------------------------------------------------------------------------------------------
           50,000       Pontiac Tax Increment Finance Authority 1            6.250            06/01/2022           54,021
--------------------------------------------------------------------------------------------------------------------------
          205,000       Pontiac Tax Increment Finance Authority 1            6.375            06/01/2031          220,205
--------------------------------------------------------------------------------------------------------------------------
           25,000       Portage GO 1                                         5.600            12/01/2014           25,317
--------------------------------------------------------------------------------------------------------------------------
           15,000       Reeths-Puffer Schools 1                              5.000            05/01/2025           15,045
--------------------------------------------------------------------------------------------------------------------------
           10,000       Reeths-Puffer Schools 1                              5.000            05/01/2027           10,466
--------------------------------------------------------------------------------------------------------------------------
           15,000       Saginaw County (Williamson Acres Drain) 1            5.000            06/01/2018           15,200
--------------------------------------------------------------------------------------------------------------------------
           25,000       Scio Township Building Authority 1                   5.650            05/01/2017           25,354
--------------------------------------------------------------------------------------------------------------------------
           15,000       Shiawasse County (Spaulding Drain District) 1        5.000            06/01/2016           15,089
--------------------------------------------------------------------------------------------------------------------------
           15,000       Southfield EDC (Lawrence Technological University)   5.400            02/01/2018           15,301
--------------------------------------------------------------------------------------------------------------------------
           15,000       St. Joseph School District 1                         5.000            05/01/2026           15,590
--------------------------------------------------------------------------------------------------------------------------
           25,000       Washtenaw County (Northfield Township
                        Wastewater System) 1                                 5.250            05/01/2017           25,372
--------------------------------------------------------------------------------------------------------------------------
          120,000       Wayland Union School District 1                      5.125            05/01/2024          120,499
--------------------------------------------------------------------------------------------------------------------------
           25,000       Wayne Charter County Airport (Detroit
                        Metropolitan Wayne County)                           5.000            12/01/2019           25,654
--------------------------------------------------------------------------------------------------------------------------
          260,000       Wayne Charter County Airport (Detroit
                        Metropolitan Wayne County) 1                         5.000            12/01/2022          266,802
--------------------------------------------------------------------------------------------------------------------------
          485,000       Wayne Charter County Airport (Detroit
                        Metropolitan Wayne County) 1                         5.000            12/01/2028          495,292
--------------------------------------------------------------------------------------------------------------------------
           35,000       Wayne County Building Authority 1                    5.250            06/01/2016           35,741
--------------------------------------------------------------------------------------------------------------------------
           20,000       Wayne State University 1                             5.650            11/15/2015           20,031
--------------------------------------------------------------------------------------------------------------------------
          125,000       Wayne State University 1                             5.650            11/15/2015          125,195
--------------------------------------------------------------------------------------------------------------------------
            5,000       West Ottawa Public School District 1                 5.600            05/01/2021            5,031
--------------------------------------------------------------------------------------------------------------------------
           60,000       Western MI University 1                              5.125            11/15/2022           60,652
--------------------------------------------------------------------------------------------------------------------------
           10,000       Zeeland Public Schools 1                             5.250            05/01/2024           10,047
                                                                                                            --------------
                                                                                                               15,860,836
--------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--39.2%
          115,000       Puerto Rico Aqueduct & Sewer Authority 1             5.000            07/01/2019          117,340
--------------------------------------------------------------------------------------------------------------------------
          200,000       Puerto Rico Children's Trust Fund (TASC) 1           5.500            05/15/2039          209,594
--------------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625            05/15/2043           52,621
--------------------------------------------------------------------------------------------------------------------------
       41,500,000       Puerto Rico Children's Trust Fund (TASC)             6.403 3          05/15/2050        2,864,745
--------------------------------------------------------------------------------------------------------------------------
          700,000       Puerto Rico HFC, Series B                            5.300            12/01/2028          725,697
--------------------------------------------------------------------------------------------------------------------------
            5,000       Puerto Rico Highway & Transportation Authority 1     5.000            07/01/2028            5,181
--------------------------------------------------------------------------------------------------------------------------
          200,000       Puerto Rico Highway & Transportation Authority       5.000            07/01/2036          209,954
--------------------------------------------------------------------------------------------------------------------------
          170,000       Puerto Rico Highway & Transportation
                        Authority, Series G 1                                5.000            07/01/2042          175,765
--------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Highway & Transportation
                        Authority, Series J 1                                5.125            07/01/2043           73,273
--------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000            07/01/2040           83,404
--------------------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON            MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
$          15,000       Puerto Rico IMEPCF (American Airlines) 1             6.450   %        12/01/2025    $      15,305
--------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico Infrastructure 1                         5.000            07/01/2041           26,064
--------------------------------------------------------------------------------------------------------------------------
           60,000       Puerto Rico ITEMECF (Ana G. Mendez University) 1     5.375            02/01/2019           61,367
--------------------------------------------------------------------------------------------------------------------------
           20,000       Puerto Rico ITEMECF (Ana G. Mendez University) 1     5.500            12/01/2031           21,184
--------------------------------------------------------------------------------------------------------------------------
          135,000       Puerto Rico ITEMECF (Mennonite General Hospital) 1   6.500            07/01/2012          136,073
--------------------------------------------------------------------------------------------------------------------------
           25,000       Puerto Rico ITEMECF (Mennonite General Hospital) 1   6.500            07/01/2026           25,074
--------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico ITEMECF (San Lucas & Cristo
                        Redentor Hospitals) 1                                5.750            06/01/2029           73,061
--------------------------------------------------------------------------------------------------------------------------
          125,000       Puerto Rico Municipal Finance Agency, Series A 1     5.250            08/01/2023          134,610
--------------------------------------------------------------------------------------------------------------------------
          520,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026          527,805
--------------------------------------------------------------------------------------------------------------------------
          195,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023          195,735
--------------------------------------------------------------------------------------------------------------------------
          150,000       Puerto Rico Public Buildings Authority 1             5.000            07/01/2036          156,138
--------------------------------------------------------------------------------------------------------------------------
           40,000       Puerto Rico Public Buildings Authority, Series D 1   5.125            07/01/2024           41,823
                                                                                                            --------------
                                                                                                                5,931,813
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $21,378,593)-144.1%                                                          21,792,649
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(44.1)                                                                   (6,667,657)
                                                                                                            --------------
NET ASSETS-100.0%                                                                                           $  15,124,992
                                                                                                            ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP           Certificates of Participation
EDC           Economic Devel. Corp.
GO            General Obligation
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
IMEPCF        Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
OHC           Oakwood Hospital Corp.
OUH           Oakwood United Hospitals
ROLs          Residual Option Longs
TASC          Tobacco Settlement Asset-Backed Bonds
UC            United Care

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:


                5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

INDUSTRY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                         $  3,126,960           14.4%
Hospital/Health Care                                   2,680,888           12.3
Sewer Utilities                                        2,448,569           11.2
Education                                              2,398,698           11.0
General Obligation                                     1,878,238            8.6
Special Tax                                            1,452,173            6.7
Marine/Aviation Facilities                               858,574            3.9
Manufacturing, Durable Goods                             820,202            3.8
Airlines                                                 738,845            3.4
Single Family Housing                                    725,697            3.3
Adult Living Facilities                                  688,790            3.2
Highways/Railways                                        547,577            2.5
Water Utilities                                          544,141            2.5
Municipal Leases                                         528,212            2.4
Multifamily Housing                                      462,214            2.1
Electric Utilities                                       421,461            1.9
Higher Education                                         401,108            1.8
Paper, Containers & Packaging                            230,243            1.1
Student Loans                                            228,750            1.1
Special Assessment                                       220,205            1.0
Sales Tax Revenue                                        196,665            0.9
Sports Facility Revenue                                  122,534            0.6
Not-for-Profit Organization                               45,042            0.2
Manufacturing, Non-Durable Goods                          26,863            0.1
                                                    ----------------------------
Total                                               $ 21,792,649          100.0%
                                                    ============================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $814,735 as of December 31, 2006, which represents 3.74% of the Fund's total assets.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker-dealer. The municipal bond is typically a fixed rate security. The broker-dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2006 municipal bond holdings with a value of $3,064,735 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $2,250,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

                                                                                VALUE AS OF
PRINCIPAL                                                                      DECEMBER 31,
AMOUNT          INVERSE FLOATERS 1               COUPON 2        MATURITY              2006
--------------------------------------------------------------------------------------------
$    500,000    Detroit Sewer Disposal System       4.310  %       1/1/27      $    502,000
     250,000    Detroit, MI GO ROLs                 7.758          4/1/25           312,735
                                                                               -------------
                                                                               $    814,735
                                                                               =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $3,517,526 at an average daily interest rate of 5.295%. The Fund had borrowings outstanding of $4,500,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $12,000,000 and $7,500,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $5,800,000. The Fund paid $3,088 in fees and $53,413 in interest during the period ended December 31, 2006.


                7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $ 19,127,513
                                         =============

Gross unrealized appreciation            $    438,137
Gross unrealized depreciation                 (23,001)
                                         -------------
Net unrealized appreciation              $    415,136
                                         =============


                8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    -----------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    -----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007